EARNINGS (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 13 – EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Three Months Ended
	April 30,
	2022	2021
Numerator:
Net income (loss) available to common shareholders	$(2,594,158)	$(567,557)

Denominator:
Weighted average shares – basic	1,342,433	194,010

Net income (loss) per share – basic	$(1.93)	$(2.93)

Effect of common stock equivalents
Add: interest expense on convertible debt	112,742	34,652
Add: amortization of debt discount	725,280	128,528
Less: gain on settlement of debt on convertible notes	—	—
Add (Less): loss (gain) on change of derivative liabilities	337,737	(4,187)
Net income (loss) adjusted for common stock equivalents	(1,418,399)	(408,564)
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	—	—
Convertible Class C Preferred shares	—	—
Warrants and options	—	—

Denominator:
Weighted average shares – diluted	1,342,433	194,010

Net income (loss) per share – diluted	$(1.93)	$(2.93)

The anti-dilutive shares of common stock equivalents for the three months ended April 30, 2022 and April 30, 2021 were as follows:

	For the Three Months Ended
	April 30,
	2022	2021

Convertible notes and accrued interest	701,281	35,437
Convertible Class C Preferred shares	—	677,071
Options	75,000	—
Warrants	670,550	95,550
Total	1,446,831	808,058

NOTE 14 – EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts for the years ended January 31, 2022 and January 31, 2021 were determined as follows:

	For the Years Ended
	January 31,
	2022	2021
Numerator:
Net income (loss) available to common shareholders	$(8,069,756)	$1,187,176

Denominator:
Weighted average shares – basic	279,745	108,432

Net income (loss) per share – basic	$(28.85)	$10.95

Effect of common stock equivalents
Add: interest expense on convertible debt	83,502	259,086
Add: amortization of debt discount	918,462	326,238
Less: gain on settlement of debt on convertible notes	(556,661)	(4,835,429)
Add (Less): loss (gain) on change of derivative liabilities	(235,703)	845,586
Net income (loss) adjusted for common stock equivalents	(7,860,156)	(2,217,343)

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	—	40,417
Convertible Class C Preferred shares	—	363,154
Warrants and options	—	95,000

Denominator:
Weighted average shares – diluted	279,745	607,003

Net income (loss) per share – diluted	$(28.85)	$(3.65)

The anti-dilutive shares of common stock equivalents for the years ended January 31, 2022 and January 31, 2021 were as follows:

	For the Years Ended
	January 31,
	2022	2021
Convertible notes and accrued interest	290,374	—
Convertible Class C Preferred shares	896,892	—
Options	75,000	—
Warrants	320,550	—
Total	1,582,816	—